Provisions (Details)	Dec. 31, 2019	Dec. 31, 2018
Worker' Profit-Sharing [Member]
Provisions (Details) [Line Items]
Percentage of distributions based on number of days working in preceding year	50.00%
Percentage of proportionate annual salary levels	50.00%
Rehabilitation Provision [Member]
Provisions (Details) [Line Items]
Percentage of present value of provision	6.52%	7.65%
Bottom of range [member] | Worker' Profit-Sharing [Member]
Provisions (Details) [Line Items]
Percentage of employee profit sharing plan	8.00%
Top of range [member] | Worker' Profit-Sharing [Member]
Provisions (Details) [Line Items]
Percentage of employee profit sharing plan	10.00%